Related-party Transactions - Schedule of Amounts Related to Receivable and Payable Balances with Related Parties (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Receivables	$ 54	$ 13
Payables	$ 77	$ 29